Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

Accrued Payroll

At June 30, 2024 and December 31, 2023, the Company had a payroll payable to the CEO of $60,000 and $330,000, respectively, and related payroll taxes payable of $11,565 and $7,830, respectively. During the period ending June 30, 2024 and December 31, 2023 the Company made advances on the payroll payable and the CEO made repayments.

The following summarizes activity in respect to payroll advances to the CEO:

Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198
Advances during 2024	98,785
Repayment	(248,418)
Balance June 30, 2024	$41,565

In the second quarter of 2024, a bonus check was issued to Paul Romness, CEO. The bonus paycheck is comprised of the remaining balance of backpay, less all 2023 payroll advances. The payroll taxes were paid that were associated with the back pay and as of April 29, 2024 the back pay, related payroll taxes and associated payroll advances are fully paid. The balance of accrued payroll for the CEO on June 30, 2024 represents the June payroll due less an advance on net pay.

Related Parties — Convertible Debt

Of the total outstanding notes at June 30, 2024, 8.67% of Group A and 4.55% of Group E are held by related parties.

Ted Search and John Ciccio, collectively known as Mill River Partners LLC, are members of the Board and hold convertible notes with face amounts of $150,000 and $150,000 as of June 30, 2024 and December 31, 2023, respectively.

Related Party Accounting Fees

The company has a bill in accounts payable of $71,941 for the period ended June 30, 2024 and $32,102 for the period ended December 31, 2023 to Shore Accountants MD Inc., an outside accounting firm that handles payroll and bookkeeping and is 100% owned by Chris Acevedo, the CFO.

NOTE 3 — RELATED PARTY TRANSACTIONS

Shareholder Loan

The Company founder, Paul A. Romness, MPH, took advances from the Company of $0 in 2023 and $49,074 in 2022. On December 15, 2020, our board of directors approved an agreement whereby the CEO would pay back these advances, with appropriate interest. The agreement was later modified as the Board determined the CEO was due market rate compensation for two years as backpay (July 2018 through June 2020 was $120,000, and $240,000 for July 2020 to June 2021).

The following summarizes activity under the related party loan:

Balance December 31, 2021	$231,071
Advances during 2022	49,074
Repayment	(279,000)
Balance December 31, 2022	$1,145
Repayment 2023	(1,145)
Balance December 31, 2023	$—

As of December 31, 2023, Mr. Romness has fully paid off the advance. For the years ended December 31, 2022 and 2023, the Company and Mr. Romness agreed to no imputed interest for Mr. Romness for debt owed to him.

Accrued Payroll

At December 31, 2023, the Company had a payroll payable to the CEO of $300,000 and related payroll taxes payable of $7,830. During 2023, the Company made advances on the payroll payable and the CEO made repayments.

The following summarizes activity under all new 2023 payroll advances to the CEO:

Balance December 31, 2022	$—
Advances during 2023	316,198
Repayment	(125,000)
Balance December 31, 2023	$191,198

In the second quarter of 2024, a bonus check was issued to the CEO. The bonus paycheck is comprised of the remaining balance of backpay, less all 2023 payroll advances. The payroll taxes that were associated with the backpay were paid, and, as of April 29, 2024, the backpay, related payroll taxes and associated payroll advances were fully paid.

Related Party Accounting Fees

The Company has a bill in accounts payable of $32,102 to Shore Accountants MD Inc., an outside accounting firm that handles payroll and bookkeeping and 100% owned by Christopher Acevedo, the Company’s CFO.

Related Parties — Convertible Debt

Of the total outstanding notes at December 31, 2023, 8.67% of Group A and 4.55% of Group E are held by related parties.

Ted Search and John Ciccio, collectively known as Mill River Partners LLC, are members of the Board and hold convertible notes with face amounts of $150,000 and $100,000 as of December 31, 2023 and 2022, respectively.